  [LOGO OF EATON     Investing                           [BRICK WALL W/EDUCATION
  VANCE APPEARS                                          SIGN APPEARS HERE]
  HERE]               for the

                       21st

                      Century


                        Semiannual Report July 31, 1997


[PHOTO OF HIGHWAY AT
NIGHT APPEARS HERE]               EATON VANCE

                                  MUNICIPALS

                                   TRUST II



                                  TRADITIONAL
                                                                 Florida Insured
                     Global Management-Global Distribution                Hawaii
                                                                          Kansas


[PHOTO OF SUSPENSION
BRIDGE APPEARS HERE]

EV Traditional Municipals Funds as of July 31, 1997
------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
------------------------------------------------------------------------------

[PHOTO OF THOMAS J. FETTER APPEARS HERE]
Thomas J. Fetter,
President



The municipal bond market has continued to respond favorably in 1997 to an economic climate characterized by solid growth and low inflation. First quarter GDP rose 4.9%, while GDP in the second quarter was revised upward to 3.6%, according to the U.S. Commerce Department. Meanwhile, inflation has remained in the 2-to-3% range. While the Federal Reserve elected to raise short-term rates slightly in March, it has since maintained a generally stable interest rate policy in response to a benign inflation outlook. Not surprisingly, municipal bonds have turned in solid returns, with the Lehman Brothers Municipal Bond Index* - an unmanaged index of municipal bonds - rising 10.3% during the year ended July 31, 1997.

The municipal bond market has been characterized by heavy issuance and strong investor demand

According to Standard & Poor's, nearly $227 billion in municipal securities were brought to market in 1996, a 14% increase from the prior year. Thus far in 1997, municipal issuance has kept up that pace. Issuers have redeemed older bonds with relatively high coupons and replaced them with new bonds bearing lower coupons. This municipal refunding activity has been sparked in part by the strong market rally of recent months that has seen yields for 30-year AAA-rated general obligations decline to the 5.2% level at July 31, according to Bloomberg. At that level, municipal yields represent 80.9% of 30-year Treasury yields, making them an attractive option for investors.

Amid Washington's newly found fiscal responsibility, the outlook for municipal bonds appears bright

We believe the long-term outlook for municipal bonds has improved in the past year for several reasons. First, with Congress and the Clinton Administration having reached agreement on a


Municipal bonds yield 81% of Treasury yields.

   [BAR CHART OF MUNICIPAL BONDS YIELD 81% OF TREASURY YIELDS APPEARS HERE]


30-Year AAA-rated General Obligation (GO) Bonds*                5.20%
Taxable equivalent yield in 36% tax bracket                     8.13%

               [BAR CHART OF 30 YR. TREASURY BOND APPEARS HERE]

30-Year Treasury bond                                           6.43%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

* GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of July 31, 1997.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

plan to balance the budget by 2002, the budgetary nightmare that has long plagued the nation may be coming to an end. A balanced budget would sharply reduce the government's borrowing needs, leading to lower interest rates and channeling investments into more productive areas of the economy. Second, even after the recently enacted capital gains tax cut, the marginal tax rates of many taxpayers remain high. For those taxpayers, municipal bonds may still be the best vehicle for tax relief. And finally, a balanced investment portfolio features a mix of equities, bonds, and cash. We believe, that following three years of stock market outperformance, investors should consider reallocating a portion of their portfolios to bonds in order to maintain a prudent asset allocation. For these reasons, we believe that the municipal market will continue to attract investments from tax-conscious investors. Eaton Vance will continue its leadership role in seeking high, tax-free income for investors.

                                 Sincerely,

                                 /s/ Thomas J. Fetter

                                 Thomas J. Fetter,
                                 President
                                 September 9, 1997


*It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
                                       2

EV Traditional Florida Insured Municipals Fund as of July 31, 1997
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF
 THOMAS J. FETTER
  APPEARS HERE]

Thomas J. Fetter,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
 . Florida remains one of the fastest growing states in the nation. Its economy is buoyed by strong trade and services sectors, with tourism and business services playing particularly vital roles.

 . Job growth has slowed somewhat over the pace set in recent years, but it remains steady. In the 12 months ending March 31, 1997, non-agricultural employment grew by 2.8%.

 . The business services sector has added 250,000 new jobs since 1991, the worst year of the recession, representing 30% of non-farm growth in this period.

 . State revenues in fiscal 1997 are expected to be $15.6 billion, signifying a 6.3% increase over FY1996. In FY1998, revenues are expected to grow approximately 5.1%, for an increase of roughly $790 million over FY1997.

Management Update
--------------------------------------------------------------------------------
 . The Florida Insured Portfolio remains broadly diversified among sectors and has continued to maintain its triple-A rating. The Fund has positions in essential services, including water & sewer, housing, utilities, and transportation.

 . The large number of insured issues - which generally translates into higher credit quality compared to non-insured funds - provides investors with an extra margin of safety.

 . We continue to manage for call protection, which helps reduce volatility in the Fund's net asset value, and have increased the number of alternative minimum tax (AMT) bonds. AMT issues generally offer higher yield without a significant increase in risk.

The Fund
--------------------------------------------------------------------------------
 . During the six months ended July 31, 1997, the Fund had a total return of 6.0%./1/

 . This return resulted from an increase in net asset value per share to $11.21 on July 31, 1997 from $10.85 on December 31, 1996, and the reinvestment of $0.278 per share in tax-free dividend income./2/

 . Based on the Fund's most recent dividend, and a net asset value of $11.21 per share, the Fund's distribution rate on July 31, 1997 was 5.00%. The SEC 30-day yield on that date was 4.52%./3/

 . To equal 5.00% in a taxable investment, a couple in the 38.56% combined federal and state tax bracket would need a yield of 8.14%.

Your Investment at Work
--------------------------------------------------------------------------------
                                                        [CLIP ART OF FAMILY
                                                          & TREE APPEARS HERE]

   State of Florida Department of Environmental Protection - Preservation 2000 Revenue Bonds

 . The proceeds from this bond issue are being used to acquire land for outdoor recreation and natural resources conservation in the state of Florida.

 . The bonds were issued in accordance with the Florida Preservation 2000 Act, which authorized the issuance of debt revenue for the purpose of environmental protection and preservation.

 . Uses of the revenues include purchasing public lands, one-fifth of which are coastal lands, and financing the regulatory efforts of water management districts.

--------------------------------------------------------------------------------
/1/ This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.

/3/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.

/4/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/5/ Based on market value as of 7/31/97. May not represent the Portfolio's current or future investments.

/6/ Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of July 31, 1997

Average Annual Total Returns/4/
--------------------------------------------
One Year                                9.4%
Life of Fund (3/3/94)                   8.9

SEC Average Annual Total Returns/4/
--------------------------------------------
One Year                                5.3%
Life of Fund (3/3/94)                   7.7

5 Largest Sectors/5/
--------------------------------------------
By total investments

[BAR CHART OF SECTORS APPEARS HERE]

Insured Special Tax Revenue 29.6%/6/

Insured Water & Sewer 24.9%/6/

Housing 16.0%

Insured Housing 10.9%/6/

Insured Electric 4.5%/6/

Portfolio Overview/5/
-------------------------------------------
Number of Issues                         37
Average Maturity                  24.9 Yrs.
Effective Maturity                13.0 Yrs.
Average Rating                          AAA
Average Call                      7.81 Yrs.
Average Dollar Price                $102.53

EV Traditional Hawaii Municipals Fund as of July 31, 1997
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF
  ROBERT B. MACINTOSH
   APPEARS HERE]

Robert B. MacIntosh,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
 . Hawaii's economy, which grew at a very slow rate during the early 1990's, is beginning to show signs of life. While gross state product grew only 0.2% annually between 1992 and 1994, it grew at a 0.9% rate in 1996 and is expected to reach a 1.0% rate in 1997.

 . Construction and tourism, which represent significant portions of Hawaii's economy, stabilized in 1995 and 1996 after poor performance the previous three years. Construction spending is expected to reach $3 billion in 1997, a slight increase over 1996. Tourism started off slowly in 1997, but is expected to continue the upward trend set during the past two years.

 .  Perhaps the brightest economic statistic is Hawaii's inflation rate.
   Inflation was problematic several years ago - in 1991, it was 7.1%, versus 4.2% for the nation. By 1996, however, the inflation rate in Hawaii had dropped to only 1.5%, versus 2.9% for the U.S.

Management Update
--------------------------------------------------------------------------------
 . Hawaii's economy has improved recently, which helps the credit ratings of the state's general obligation (GO) bonds. The state was quick to react to the slowdown in tourism a few years ago, which was an important step in maintaining its sound financial condition.

 . There is typically little activity in the market for Hawaii's municipal bonds - both in the new issue and secondary markets - but we have been able to find some attractive additions to the Portfolio. These include Maui County GOs and Hawaii State Housing Development Corp.

 . We continue to diversify the Fund, as opportunities arise, in an effort to keep calls long and to reduce overall volatility.

The Fund
--------------------------------------------------------------------------------
 . During the six months ended July 31, 1997, the Fund had a total return of 5.7%./1/

 . This return resulted from an increase in net asset value per share to $9.83 on July 31, 1997 from $9.54 on December 31, 1996, and the reinvestment of $0.242 per share in tax-free dividend income./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.83 per share, the Fund's distribution rate on July 31, 1997 was 4.96%. The SEC 30-day yield on that date was 4.27%./3/

 . To equal 4.96% in a taxable investment, a couple in the 42.4% combined federal and state tax bracket would need a yield of 8.61%.

Your Investment at Work
--------------------------------------------------------------------------------
                                                       [CLIP ART OF STREET
                                                       TRUNK LINES APPEARS HERE]

   Hawaii Department of Budget and Finance - Hawaiian Electric Co., Inc.

 . This recent bond issue, which is guaranteed by Hawaiian Electric Company, Inc., is being used to finance the land acquisition and construction related to three separate electric utility systems.

 . The facilities will provide electric generation, transmission and distribution in the City and County of Honolulu, the County of Maui, and the County of Hawaii.

 . The bonds are MBIA-insured, and are rated AAA by Standard & Poor's and Aaa by Moody's - the highest rating issued by both services.

--------------------------------------------------------------------------------
/1/ This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.

/3/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.

/4/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/5/ Based on market value as of 7/31/97. May not represent the Portfolio's current or future investments.

/6/ Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of July 31, 1997

Average Annual Total Returns/4/
--------------------------------------------
One Year                                9.5%
Life of Fund (3/14/94)                  4.8

SEC Average Annual Total Returns/4/
--------------------------------------------
One Year                                5.4%
Life of Fund (3/14/94)                  3.6

5 Largest Sectors/5/
--------------------------------------------
By total investments

[BAR CHART OF INVESTMENT SECTORS APPEARS HERE]

Insured General Obligation 17.3%/6/

Hospitals 15.7%

General Obligation 15.4%

Insured Transportation 9.7%/6/

Housing 8.7%


Portfolio Overview/5/
--------------------------------------------
Number of Issues                          41
Average Maturity                   22.2 Yrs.
Effective Maturity                 11.2 Yrs.
Average Rating                            AA
Average Call                        8.0 Yrs.
Average Dollar Price                 $103.85

EV Traditional Kansas Municipals Fund as of July 31, 1997
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF NICOLE
 ANDERES APPEARS HERE]

Nicole Anderes,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
 . The economy in Kansas has experienced solid growth over the past few years - a trend that is expected to continue through the end of this year. Strength in the aircraft manufacturing, construction, financial services, and trade sectors is expected to characterize the state's economy through the end of 1997.

 . Job growth has been steady in Kansas. In 1996, total employment in the state increased by 2.6%, after a 3.0% rise in 1995 and 2.9% in 1994. Forecasters expect a 2.4% increase in employment for 1997. In June, 1997, the unemployment rate dropped to 3.8%, a sharp decrease from the 4.6% level reported in June, 1996.

 . After slow years from 1993 to 1995, the financial services sector rebounded in 1996, led by expansion in the banking industry.

Management Discussion
--------------------------------------------------------------------------------
 . The past six months has been a stable, quiet, and positive period for both the Fund and the bond market. Despite the surge in the stock market, redemptions were not an issue for the Fund during the period, in contrast to the general experience of bond funds during the past few years.

 . We have found upside potential in certain issues, such as escrowed zero coupon bonds; we have hedged the Fund's downside risk by acquiring bonds in the housing sector. In addition, by seeking out low coupons and lengthening our call protection where possible, we have been able to maintain sound portfolio structure.

 .  The strong economy has provided an extra measure of credit quality for local
   GO bonds, which make up a significant portion of the state's municipal offerings.

The Fund
--------------------------------------------------------------------------------
 . During the six months ended July 31, 1997, the Fund had a total return of 6.0%./1/

 . This return resulted from an increase in net asset value per share to $10.39 on July 31, 1997 from $10.05 on December 31, 1996, and the reinvestment of $0.257 per share in tax-free dividend income./2/

 . Based on the Fund's most recent dividend, and a net asset value of $10.39 per share, the Fund's distribution rate on July 31, 1997 was 4.99%. The SEC 30-day yield on that date was 4.46%./3/

 . To equal 4.99% in a taxable investment, a couple in the 42.05% combined federal and state tax bracket would need a yield of 8.61%.

Your Investment at Work
--------------------------------------------------------------------------------
                                                            [CLIP ART OF A
                                                            HOUSE APPEARS HERE]

   City of Witchita, Kansas Multifamily Housing Revenue Bonds- Broadmoor at Chelsea Apartment Project

 . The proceeds from this new issue will be used to finance the acquisition and renovation of the Broadmoor at Chelsea Apartment complex, an existing 240-unit project in Witchita.

 .  This project, a federally-qualified low income housing project built in 1979-
   1980, comprises 23 apartment buildings and a clubhouse. It includes a swimming pool, tennis court and parking.

 . The bonds are AAA-rated by Standard & Poor's and the underlying mortgages are collateralized by the Federal National Mortgage Company.

--------------------------------------------------------------------------------
/1/ This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.

/3/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.

/4/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/5/ Based on market value as of 7/31/97. May not represent the Portfolio's current or future investments.

/6/ Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of July 31, 1997

Average Annual Total Returns/4/
--------------------------------------------
One Year                                9.7%
Life of Fund (3/3/94)                   6.3

SEC Average Annual Total Returns/4/
--------------------------------------------
One Year                                5.6%
Life of Fund (3/3/94)                   5.1

5 Largest Sectors/5/
--------------------------------------------
By total investments

[BAR CHART OF LARGEST INVESTMENT SECTORS
            APPEARS HERE]

Housing 28.6%

General Obligations 24.4%

Insured Hospital 22.0%/6/

Insured General Obligations 7.7%/6/

Insured Electric Utilities 4.2%/6/

Portfolio Overview/5/
--------------------------------------------
Number of Issues                          40
Average Maturity                   21.0 Yrs.
Effective Maturity                 10.8 Yrs.
Average Rating                           AA+
Average Call                        7.4 Yrs.
Average Dollar Price                 $103.43

EV Traditional Municipals Funds as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 1997


                                                                                         Traditional
                                                                                           Florida     Traditional     Traditional
                                                                                           Insured        Hawaii          Kansas
                                                                                            Fund           Fund            Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investment in Portfolio --
    Identified cost                                                                       $2,333,848     $ 306,633      $1,081,634
    Unrealized appreciation                                                                  131,733        29,837          40,918
----------------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at value (Note 1A)                                         $2,465,581     $ 336,470      $1,122,552
----------------------------------------------------------------------------------------------------------------------------------
Receivable from Administrator (Note 4)                                                    $    5,149     $  12,849      $    9,523
Deferred organization expenses (Note 1D)                                                       4,134         6,748           6,020
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                              $2,474,864     $ 356,067      $1,138,095
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                         $    7,598     $     500      $      751
Accrued expenses                                                                               3,246         2,342           2,225
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                         $   10,844     $   2,842      $    2,976
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                $2,464,020     $ 353,225      $1,135,119
----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $2,350,301     $ 342,025      $1,095,691
Accumulated net realized loss from Portfolio (computed on basis of identified cost)          (14,589)      (17,820)         (1,370)
Accumulated distributions in excess of net investment income                                  (3,425)         (817)           (120)
Net unrealized appreciation of investments from Portfolio (computed on basis of
  identified cost)                                                                           131,733        29,837          40,918
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                     $2,464,020     $ 353,225      $1,135,119
----------------------------------------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
----------------------------------------------------------------------------------------------------------------------------------
                                                                                             219,876        35,917         109,226
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value and Redemption
Price Per Share
----------------------------------------------------------------------------------------------------------------------------------
(Net assets / shares of beneficial interest outstanding)                                  $    11.21     $    9.83      $    10.39
----------------------------------------------------------------------------------------------------------------------------------

Computation of Offering Price
----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100 / 96.25)                                                    $    11.65     $   10.21      $    10.79
----------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price is reduced.

                       See notes to financial statements

EV Traditional Municipals Funds as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended July 31, 1997

                                                                           Traditional
                                                                             Florida        Traditional     Traditional
                                                                             Insured          Hawaii          Kansas
                                                                              Fund             Fund            Fund
--------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
--------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                                    $  68,591        $  9,608        $ 32,008
Expenses allocated from Portfolio                                                  --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                        $  68,591        $  9,608        $ 32,008
--------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------
Service fees (Note 5)                                                       $   1,197        $    331        $    714
Printing and postage                                                            4,711           4,463           4,463
Legal and accounting services                                                   3,939           4,498           3,847
Amortization of organization expenses (Note 1D)                                 1,280           2,071           1,864
Transfer and dividend disbursing agent fees                                     1,004             161             515
Registration fees                                                                 992             992             992
Custodian fee (Note 1F)                                                           853           1,053           1,222
Miscellaneous                                                                      62             158             215
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                              $  14,038        $ 13,727        $ 13,832
--------------------------------------------------------------------------------------------------------------------------
Deduct --
    Preliminary allocation of expenses to the Administrator (Note 4)        $   5,149        $ 12,849        $  9,523
    Reduction of custodian fee (Note 1F)                                        1,495              --             364
--------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                    $   6,644        $ 12,849        $  9,887
--------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                $   7,394        $    878        $  3,945
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                                       $  61,197        $  8,730        $ 28,063
--------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                         $  20,325        $    273        $  4,711
    Financial futures contracts                                               (14,626)            250             881
--------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                            $   5,699        $    523        $  5,592
--------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                             $  72,806        $ 12,003        $ 35,029
    Financial futures contracts                                               (11,195)         (1,797)         (3,244)
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                        $  61,611        $ 10,206        $ 31,785
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                             $  67,310        $ 10,729        $ 37,377
--------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                  $ 128,507        $ 19,459        $ 65,440
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 1997


                                                                       Traditional
                                                                         Florida          Traditional      Traditional
                                                                         Insured            Hawaii           Kansas
Increase (Decrease) in Net Assets                                         Fund               Fund             Fund
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                $   61,197        $  8,730        $   28,063
   Net realized gain on investments                                          5,699             523             5,592
   Net change in unrealized appreciation of investments                     61,611          10,206            31,785
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              $  128,507        $ 19,459        $   65,440
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
   From net investment income                                           $  (61,197)       $ (8,696)       $  (28,063)
   In excess of net investment income                                         (104)             --               (58)
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                     $  (61,301)       $ (8,696)       $  (28,121)
----------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
   Proceeds from sale of shares                                         $  597,488        $     68        $   44,379
   Net asset value of shares issued to shareholders
      in payment of distributions declared                                  17,010           6,590            24,300
   Cost of shares redeemed                                                (529,196)         (8,568)          (71,603)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
   transactions                                                         $   85,302        $ (1,910)       $   (2,924)
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                              $  152,508        $  8,853        $   34,395
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                                                  $2,311,512        $344,372        $1,100,724
----------------------------------------------------------------------------------------------------------------------
At end of period                                                        $2,464,020        $353,225        $1,135,119
----------------------------------------------------------------------------------------------------------------------

Accumulated distributions in excess of net
investment income included in net assets
----------------------------------------------------------------------------------------------------------------------
At end of period                                                        $   (3,425)       $   (817)       $     (120)
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1997


                                                                      Traditional
                                                                        Florida        Traditional      Traditional
                                                                        Insured          Hawaii           Kansas
Increase (Decrease) in Net Assets                                        Fund             Fund             Fund
----------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                             $   94,287       $ 18,087        $   50,509
    Net realized gain (loss) on investments                               (3,609)        (2,109)              185
    Net change in unrealized appreciation of investments                 (56,147)        (4,788)          (19,108)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            $   34,531       $ 11,190        $   31,586
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income                                        $  (94,287)      $(18,087)       $  (50,437)
    In excess of net investment income                                      (332)          (486)               --
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                   $  (94,619)      $(18,573)       $  (50,437)
----------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
    Proceeds from sale of shares                                      $  962,010       $ 52,153        $  303,597
    Net asset value of shares issued to shareholders
        in payment of distributions declared                              29,418         13,602            44,800
    Cost of shares redeemed                                             (227,205)       (51,016)          (76,015)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions               $  764,223       $ 14,739        $  272,382
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                            $  704,135       $  7,356        $  253,531
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                                                  $1,607,377       $337,016        $  847,193
----------------------------------------------------------------------------------------------------------------------
At end of year                                                        $2,311,512       $344,372        $1,100,724
----------------------------------------------------------------------------------------------------------------------

Accumulated distributions in excess of net
investment income included in net assets
----------------------------------------------------------------------------------------------------------------------
At end of year                                                        $   (3,321)      $   (851)       $      (62)
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                  Traditional Florida Insured Fund                 Traditional Hawaii Fund
                                             -----------------------------------------   -------------------------------------------
                                             Six Months                                  Six Months
                                             Ended            Year Ended January 31,     Ended           Year Ended January 31,
                                             July 31, 1997  --------------------------   July 31, 1997  ----------------------------
                                             (Unaudited)     1997      1996      1995*   (Unaudited)    1997      1996     1995*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $  10.850   $11.220   $10.430   $10.000    $   9.540   $ 9.760   $10.430  $10.000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                          $   0.278   $ 0.573   $ 0.564   $ 0.509    $   0.243   $ 0.490   $ 0.424  $ 0.365
Net realized and unrealized gain (loss)
      on investments                               0.360    (0.368)    0.811     0.435        0.289    (0.207)    0.757   (0.880)+++
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations            $   0.638   $ 0.205   $ 1.375   $ 0.944    $   0.532   $ 0.283   $ 1.181  $(0.515)
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $  (0.278)  $(0.573)  $(0.564)  $(0.509)   $  (0.242)  $(0.490)  $(0.424) $(0.365)
In excess of net investment income                    --    (0.002)   (0.021)   (0.005)          --    (0.013)   (0.037)  (0.080)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                            $  (0.278)  $(0.575)  $(0.585)  $(0.514)   $  (0.242)  $(0.503)  $(0.461) $(0.445)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period               $  11.210   $10.850   $11.220   $10.430    $   9.830   $ 9.540   $ 9.760  $ 9.040
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                   5.98%     1.97%    13.51%     9.18%        5.67%     3.17%    13.34%   (5.23)%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data++
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)        $   2,464   $ 2,312   $ 1,607   $ 1,213    $     353   $   344   $   337  $   257
Ratio of net expenses to average daily
      net assets/(2)(3)/                            0.81%+    0.69%     0.82%     0.01%+       0.53%+    0.46%     1.04%    1.01%+
Ratio of net expenses to average daily
      net assets, after custodian fee
      reduction/(2)/                                0.62%+    0.45%     0.54%       --         0.50%+    0.40%     0.95%      --
Ratio of net investment income to
 average daily net assets                           5.11%+    5.25%     5.20%     5.37%+       5.02%+    5.14%     4.48%    4.44%+

++    The operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser and/or Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
      Expenses/(2)(3)/                              1.66%+    1.90%     2.32%     3.00%+       8.37%+    7.10%     9.34%     7.31%+
      Expenses after custodian fee
        reduction/(2)/                              1.46%+    1.66%     2.04%       --         8.34%+    7.04%     9.25%       --
      Net investment income (loss)                  4.27%+    4.04%     3.70%     2.38%+      (2.82)%+  (1.50)%   (3.82)%   (1.86)%+
Net investment income (loss) per share         $   0.234   $ 0.441   $ 0.401   $ 0.226    $  (0.136)  $(0.124)  $(0.362)  $(0.153)
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
* For the period from the start of business, March 3, 1994 and March 14, 1994, to January 31, 1995 for Traditional Florida Insured Fund and Traditional Hawaii Fund, respectively.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes each Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the periods ended on and after, January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio to increase its expense ratios by the effect of any offset arrangements with service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                              Traditional Kansas Fund
                                                                                   ----------------------------------------------
                                                                                   Six Months
                                                                                   Ended             Year Ended January 31,
                                                                                   July 31, 1997  -------------------------------
                                                                                   (Unaudited)    1997       1996       1995*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                              $ 10.050      $10.270    $ 9.540    $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $  0.255      $ 0.529    $ 0.461    $ 0.379
Net realized and unrealized gain (loss) on investments                                 0.342       (0.221)     0.730     (0.386)++
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                                 $  0.597      $ 0.308    $ 1.191     (0.007)
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                          $ (0.256)     $(0.528)   $(0.461)   $(0.379)
In excess of net investment income                                                    (0.001)          --         --     (0.074)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                 $ (0.257)     $(0.528)   $(0.461)   $(0.453)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                                    $ 10.390      $10.050    $10.270    $ 9.540
---------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                                       6.03%        3.26%     12.73%     (0.11)%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data ++
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                             $  1,135      $ 1,101    $   847    $   665
Ratio of net expenses to average daily net assets/(2)(3)/                               0.84%+       0.70%      1.29%      0.95%+
Ratio of net expenses to average daily net assets, after
     custodian fee reduction/(2)/                                                       0.72%+       0.52%      0.95%        --
Ratio of net investment income to average daily net assets                              5.11%+       5.27%      4.70%      4.32%+

++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser and/or Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses/(2)(3)/                                                                    3.13%+       3.04%      5.30%      3.68%+
    Expenses after custodian fee reduction/(2)/                                         3.01%+       2.86%      4.96%        --
    Net investment income                                                               2.82%+       2.93%      0.69%      1.59%+
Net investment income per share                                                     $   0.142      $ 0.294    $ 0.068    $ 0.139
---------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
* For the period from the start of business, March 3, 1994, to January 31, 1995.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the periods ended on and after, January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio to increase its expense ratios by the effect of any offset arrangements with service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of nine non-diversified Funds, three of which are included in these financial statements. They include EV Traditional Florida Insured Municipals ("Traditional Florida Insured Fund"), EV Traditional Hawaii Municipals Fund ("Traditional Hawaii Fund") and EV Traditional Kansas Municipals Fund ("Traditional Kansas Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Traditional Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Traditional Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Traditional Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (10.4%, 1.7% and 9.6% at July 31, 1997 for the Traditional Florida Insured Fund, Traditional Hawaii Fund and Traditional Kansas Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1997, the Traditional Florida Insured Fund, Traditional Hawaii Fund and Traditional Kansas Fund, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for Federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:


  Fund                                       Amount            Expires
  ------------------------------------------------------------------------------
  Traditional Florida Insured Fund           $  7,112          January 31, 2004

  Traditional Hawaii Fund                    $    799          January 31, 2005
                                               14,198          January 31, 2004
                                                1,941          January 31, 2003

  Traditional Kansas Fund                    $  1,586          January 31, 2004


  Additionally, at January 31, 1997, net capital losses of $12,485 for the Traditional Florida Insured Fund attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's current taxable year.

  Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

EV Traditional Municipals Funds as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds and Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Information -- The interim financial statements relating to July 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions from net income are paid in the form of additional shares or at the election of the shareholder, in cash.

  The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          Traditional Florida Insured Fund
                                  ----------------------------------------------
                                    Six Months Ended
                                    July 31, 1997          Year Ended
                                    (Unaudited)            January 31, 1997
  ------------------------------------------------------------------------------
  Sales                                       54,709                 88,077
  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares               1,562                  2,715
  Redemptions                                (49,402)               (21,016)
  ------------------------------------------------------------------------------
  Net increase                                 6,869                 69,776
  ------------------------------------------------------------------------------

                                              Traditional Hawaii Fund
                                  ----------------------------------------------
                                    Six Months Ended
                                    July 31, 1997          Year Ended
                                    (Unaudited)            January 31, 1997
  ------------------------------------------------------------------------------
  Sales                                            7                  5,491
  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                 689                  1,433
  Redemptions                                   (887)                (5,338)
  ------------------------------------------------------------------------------
  Net increase (decrease)                       (191)                 1,586
  ------------------------------------------------------------------------------

                                              Traditional Kansas Fund
                                  ----------------------------------------------
                                    Six Months Ended
                                    July 31, 1997          Year Ended
                                    (Unaudited)            January 31, 1997
  ------------------------------------------------------------------------------
  Sales                                        4,757                 30,120
  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares               2,011                  4,467
  Redemptions                                 (7,037)                (7,581)
  -----------------------------------------------------------------------------
  Net increase (decrease)                       (269)                27,006
  -----------------------------------------------------------------------------

EV Traditional Municipals Funds as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. For each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds for the six months ended July 31, 1997, $5,149, $12,849, and $9,523 of expenses related to the operation of the Traditional Florida Insured Fund, Traditional Hawaii Fund and Traditional Kansas Fund, respectively, were allocated, on a preliminary basis, to EVM.

  Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Service Plan
  ------------------------------------------------------------------------------
  Each Fund has adopted a Service Plan designed to meet the requirements of the sales charge rule of The National Association of Securities Dealers Inc. The Service Plans provide that each Fund may make service fee payments to Eaton Vance Distributors, Inc. (EVD), Authorized Firms or other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented each Plan by authorizing each Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.20% of each Fund's average daily net assets for any fiscal year which is attributable to shares of a Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. For the six months ended July 31, 1997, the Traditional Florida Insured Fund, Traditional Hawaii Fund and Traditional Kansas Fund, respectively, paid or accrued service fees of $1,197, $331, and $714 respectively.

  Certain of the officers and Trustees of the Funds are officers or directors of EVD.

6 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 1997 were as follows:


  Traditional Florida Insured Fund
  ------------------------------------------------------------------------------
  Increases                                                          $ 615,301

  Decreases                                                            585,500

  Traditional Hawaii Fund
  ------------------------------------------------------------------------------
  Increases                                                          $  23,115

  Decreases                                                             22,989

  Traditional Kansas Fund
  ------------------------------------------------------------------------------
  Increases                                                          $  63,282

  Decreases                                                             87,265


Florida Insured Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                  Value
----------------------------------------------------------------------

Housing -- 16.0%
----------------------------------------------------------------------
Aaa        NR        $  360      Duval County, FL,
                                 Housing Finance
                                 Authority, Single
                                 Family Mortgage
                                 Revenue, (GNMA),
                                 (AMT), 6.70%,
                                 10/1/26                 $  383,803

Aaa        AAA          750      Escambia, FL, HFA,
                                 SFMR, (GNMA),
                                 (AMT), 7.00%, 4/1/28       814,178

Aaa        NR           740      Manatee, FL, HFA,
                                 SFMR, (GNMA),
                                 (AMT), 6.875%,
                                 11/1/26                    818,810

Aaa        NR         1,000      Pinellas County,
                                 FL, HFA, SFMR,
                                 (AMT), 5.80%,
                                 3/1/29                   1,016,820

NR         AAA          795      Pinellas, FL, HFA,
                                 SFMR, (GNMA),
                                 (AMT), 6.70%, 2/1/28       849,092
----------------------------------------------------------------------
                                                         $3,882,703
----------------------------------------------------------------------

Insured-Education -- 2.1%
----------------------------------------------------------------------
Aaa        AAA       $  500      Florida A&M
                                 University,
                                 (Student Apartment
                                 Facilties), (MBIA),
                                 5.625%, 7/1/25          $  513,935
----------------------------------------------------------------------
                                                         $  513,935
----------------------------------------------------------------------

Insured-Electric Utilities -- 4.5%
----------------------------------------------------------------------
Aaa        AAA       $  445      Citrus County, FL,
                                 PCR, (MBIA), 6.35%,
                                 2/1/22                  $  489,460

Aaa        AAA          895      Florida State
                                 Municipal Power
                                 Agency, (Stanton
                                 Project), (AMBAC),
                                 4.50%, 10/1/27             798,823

Aaa        AAA           50      Key West, FL,
                                 Utility Board of
                                 Electric Revenue,
                                 (AMBAC),
                                 6.75%, 10/1/13              55,300
----------------------------------------------------------------------
                                                         $1,343,583
----------------------------------------------------------------------

Insured-General Obligations -- 4.0%
----------------------------------------------------------------------
Aaa        AAA       $1,000      Massachusetts State
                                 Turnpike Authority,
                                 (FGIC), 5.125%,
                                 1/1/23                  $  981,150
----------------------------------------------------------------------
                                                         $  981,150
----------------------------------------------------------------------

Insured-Hospitals -- 0.8%
----------------------------------------------------------------------
Aaa        AAA       $  200      Dade, FL, Public
                                 Facilities Revenue,
                                 (Jackson Memorial
                                 Hospital), (MBIA),
                                 4.875%, 6/1/15          $  191,594
----------------------------------------------------------------------
                                                         $  191,594
----------------------------------------------------------------------

Insured-Housing -- 10.9%
----------------------------------------------------------------------
Aaa        AAA       $  500      Florida Health
                                 Facilities
                                 Authority,
                                 (Maitland Club
                                 Apartments),
                                 (AMBAC), (AMT),
                                 6.875%, 8/1/26          $  541,375

Aaa        AAA        1,000      Florida HFA,
                                 (Mariner Club
                                 Apartments),
                                 (AMBAC), (AMT),
                                 6.375%, 9/1/36 /(1)/     1,054,840

Aaa        AAA          500      Florida HFA,
                                 (MBIA), 5.90%,
                                 7/1/29                     512,890

Aaa        AAA          500      Florida HFA,
                                 (Spinnaker Cove
                                 Apartments),
                                 (AMBAC), (AMT),
                                 6.50%, 7/1/36              532,570
----------------------------------------------------------------------
                                                         $2,641,675
----------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.1%
----------------------------------------------------------------------
Aaa        AAA      $   500      Dade County, FL,
                                 Resources Recovery
                                 Facilities,
                                 (AMBAC), (AMT),
                                 5.50%, 10/1/13 /(2)/    $  515,110
----------------------------------------------------------------------
                                                         $  515,110
----------------------------------------------------------------------

Insured-Special Tax Revenue -- 29.6%
----------------------------------------------------------------------
Aaa        AAA      $ 1,000      Bradenton, FL,
                                 Special Revenue
                                 Sub-Lien, (FGIC),
                                 5.00%, 10/1/15          $  994,030

Aaa        AAA        1,225      Florida State
                                 Finance Department,
                                 Environmental
                                 Preservation,
                                 (MBIA), 4.75%,
                                 7/1/09                   1,226,556

Aaa        AAA        1,000      Jacksonville, FL,
                                 Excise Taxes
                                 Revenue, (FGIC),
                                 5.00%, 10/1/16             986,590

Aaa        AAA        1,000      Jacksonville, FL,
                                 Excise Taxes
                                 Revenue, (FGIC),
                                 5.70%, 10/1/09           1,044,380

Aaa        AAA          745      Jacksonville, FL,
                                 Sales Tax, (River
                                 City Renaissance
                                 Project), (FGIC),
                                 5.375%, 10/1/18            752,189

Aaa        AAA          500      Lakeland, FL,
                                 Capital Improvement
                                 Revenue, (MBIA),
                                 5.00%, 10/1/17 /(3)/       491,855

Aaa        AAA          250      Orange, FL, Tourist
                                 Development Tax,
                                 (MBIA), 6.00%,
                                 10/1/24                    268,375

Aaa        AAA          290      St. Petersburg, FL,
                                 Excise Tax Revenue,
                                 (FGIC), 5.00%,
                                 10/1/16                    288,388

Aaa        AAA          505      St. Petersburg, FL,
                                 Excise Tax Revenue,
                                 (FGIC), 5.00%,
                                 10/1/16                    492,804

Aaa        AAA          340      Sunrise, FL, Public
                                 Facilities Revenue,
                                 (MBIA), 0.00%,
                                 10/1/15                    133,800

Aaa        AAA          500      Tampa, FL,
                                 Occupational
                                 License Tax
                                 Revenue, (FGIC),
                                 5.50%, 10/1/27             509,150
----------------------------------------------------------------------
                                                         $7,188,117
----------------------------------------------------------------------



                       See notes to financial statements

Florida Insured Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                  Value
----------------------------------------------------------------------

Insured-Transportation -- 4.1%
----------------------------------------------------------------------
Aaa        AAA      $ 1,000      Dade County, FL,
                                 Seaport Revenue,
                                 (MBIA), 5.125%,
                                 10/1/16                 $    993,290
----------------------------------------------------------------------
                                                         $    993,290
----------------------------------------------------------------------

Insured-Water and Sewer -- 24.9%
----------------------------------------------------------------------
Aaa        AAA      $   325      Dade County, FL,
                                 Water and Sewer
                                 System, (FGIC),
                                 5.375%, 10/1/16         $    333,005

Aaa        AAA          750      Dade County, FL,
                                 Water and Sewer
                                 System, (FGIC),
                                 5.50%, 10/1/25               763,388

Aaa        AAA          735      Enterprise
                                 Community
                                 Development
                                 District, FL, Water
                                 and Sewer Revenue,
                                 (MBIA), 6.125%,
                                 5/1/24 /(2)/                 787,075

Aaa        AAA        1,000      Jacksonville, FL,
                                 Water and Sewer
                                 Revenue, (AMBAC),
                                 6.35%, 8/1/25              1,085,690

Aaa        AAA        1,000      Lee County, FL,
                                 (Bonita Springs),
                                 (MBIA), (AMT),
                                 6.05%, 11/1/20             1,054,579

Aaa        AAA           70      North Port, FL,
                                 Utility Revenue,
                                 (FGIC), 6.25%,
                                 10/1/17                       76,089

Aaa        AAA          500      North Port, FL,
                                 Utility Revenue,
                                 (FGIC), 6.25%,
                                 10/1/22                      542,770

Aaa        AAA          400      Titisville, FL,
                                 Water and Sewer
                                 Revenue, (MBIA),
                                 6.00%, 10/1/24               429,400

Aaa        AAA        1,000      Vero Beach, FL,
                                 Water and Sewer
                                 Revenue, (FGIC),
                                 5.00%, 12/1/21               965,800
----------------------------------------------------------------------
                                                         $  6,037,796
----------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
   (identified cost $22,448,019)                         $ 24,288,953
----------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1997, 84.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At July 31, 1997, the Portfolio's insured securities by financial institution are as follows:


                              Market          % of
                               Value      Market Value
----------------------------------------------------------------------
American Municipal Bond
   Assurance Corp.                            18.9%
   (AMBAC)                  $ 4,583,708
Financial Guaranty
   Insurance Corp.
   (FGIC)                     8,729,733       35.9
Municipal Bond Insurance
   Assoc.  (MBIA)             7,092,810       29.2
----------------------------------------------------------------------
Total                       $20,406,251       84.0%
----------------------------------------------------------------------


/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(2)/  Security has been segregated to cover when-issued securities.
/(3)/  When-issued security.

                       See notes to financial statements

Hawaii Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                         Value
--------------------------------------------------------------------------------

General Obligations -- 15.4%
--------------------------------------------------------------------------------
Aa         AA        $  750      City and County of
                                 Honolulu, HI, 4.75%, 9/1/17       $   712,695

NR         BBB          640      Government of Guam,
                                 5.375%, 11/15/13                      634,803

Baa1       A            500      Puerto Rico Public
                                 Buildings Authority, Public
                                 Education and Health
                                 Facilities, 5.50%, 7/1/21             503,480

Aa3        A+         1,000      State of Hawaii, 5.25%,
                                 6/1/13/(1)/                         1,008,230

Aa3        A+           140      State of Hawaii, 5.75%,
                                 1/1/11                                153,184
--------------------------------------------------------------------------------
                                                                   $ 3,012,392
--------------------------------------------------------------------------------

Hospitals -- 15.7%
--------------------------------------------------------------------------------
NR         AAA       $  250      Puerto Rico Industrial,
                                 Tourist, Educational,
                                 Medical and Environmental
                                 Control Authority, (Doctor
                                 Pila Hospital), (FHA),
                                 6.25%, 8/1/32                     $   272,925

Aa3        AA           400      State of Hawaii Department
                                 of Budget and Finance,
                                 (Kaiser Permanente), 6.25%,
                                 3/1/21                                423,984

A          A            625      State of Hawaii Department
                                 of Budget and Finance,
                                 (Kapiolani Health System),
                                 6.00%, 7/1/19                         648,456

Aa3        AA           870      State of Hawaii Department
                                 of Budget and Finance,
                                 (Queens Health System),
                                 5.75%, 7/1/26                         898,449

NR         BBB-         750      State of Hawaii Department
                                 of Budget and Finance,
                                 Special Purpose Mortgage
                                 Revenue, (Wahiawa General
                                 Hospital), 7.50%, 7/1/12              827,273
--------------------------------------------------------------------------------
                                                                   $ 3,071,087
--------------------------------------------------------------------------------

Housing -- 8.7%
--------------------------------------------------------------------------------
Aa1        AA        $  500      State of Hawaii Housing
                                 Finance and Development
                                 Corp.,
                                 5.75%, 7/1/30/(2)/                $   502,545

Aa1        AA         1,000      State of Hawaii Housing
                                 Finance and Development,
                                 Single Family Mortgage
                                 Bonds, 5.90%, 7/1/27/(3)/           1,025,010

Aa1        AA           175      State of Hawaii Housing
                                 Finance and Development,
                                 Single Family Mortgage
                                 Bonds, (AMT), 6.00%, 7/1/26           178,866
--------------------------------------------------------------------------------
                                                                   $ 1,706,421
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 3.0%
--------------------------------------------------------------------------------
A1         AA-       $  550      Puerto Rico Industrial,
                                 Tourist, Educational,
                                 Medical and Environmental
                                 Control Authority, (Upjohn
                                 Co.), 7.50%, 12/1/23              $   592,642
--------------------------------------------------------------------------------
                                                                   $   592,642
--------------------------------------------------------------------------------

Insured-Education -- 5.3%
--------------------------------------------------------------------------------
Aaa        AAA       $  500      Hawaii State Housing
                                 Development Corp.,
                                 (University of Hawaii),
                                 (AMBAC), 5.65%, 10/1/16           $   519,795

Aaa        AAA          500      University of Hawaii Board
                                 of Regents, University
                                 System, (AMBAC),
                                 5.65%, 10/1/12                        521,045
--------------------------------------------------------------------------------
                                                                   $ 1,040,840
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 6.1%
--------------------------------------------------------------------------------
Aaa        AAA       $  100      Commonwealth of Puerto Rico
                                 Electric Power Authority,
                                 (FSA), Variable
                                 Rate,  7/1/03/(4)/                $   114,125

Aaa        AAA          500      State of Hawaii Department
                                 of Budget and Finance,
                                 (Hawaii Electric Co.,
                                 Inc.), (AMT), (MBIA),
                                 6.20%, 5/1/26                         533,085

Aaa        AAA          500      State of Hawaii Department
                                 of Budget and Finance,
                                 (Hawaii Electric Co.,
                                 Inc.), (AMT), (MBIA),
                                 6.60%, 1/1/25                         551,200
--------------------------------------------------------------------------------
                                                                   $ 1,198,410
--------------------------------------------------------------------------------

Insured-General Obligations -- 17.3%
--------------------------------------------------------------------------------
Aaa        AAA       $  500      Commonwealth of Puerto
                                 Rico, (MBIA), 5.00%, 7/1/21       $   487,715

Aaa        AAA          700      County of Hawaii, HI, (FGIC),
                                 5.55%, 5/1/10                         756,525

Aaa        AAA          305      County of Kauai, HI, (MBIA),
                                 5.90%, 2/1/14                         323,733

Aaa        AAA          910      County of Maui, HI, (FGIC),
                                 5.00%, 9/1/17                         891,882

Aaa        AAA          250      County of Maui, HI, (FGIC),
                                 5.125%, 12/15/13                      251,270

Aaa        AAA          420      County of Maui, HI, (FGIC),
                                 5.30%, 9/1/14                         430,156

                       See notes to financial statements

Hawaii Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                         Value
--------------------------------------------------------------------------------

Insured-General Obligations (continued)
--------------------------------------------------------------------------------
Aaa        AAA       $  250      County of Maui, HI, (FGIC),
                                 5.75%, 1/1/13                     $   258,240
--------------------------------------------------------------------------------
                                                                   $ 3,399,521
--------------------------------------------------------------------------------

Insured-Hospitals -- 1.1%
--------------------------------------------------------------------------------
Aaa        AAA       $  100      State of Hawaii Department
                                 of Budget and Finance,
                                 (Queen's Medical Center),
                                 (FGIC), 6.50%, 7/1/12             $   102,460

Aaa        AAA          100      State of Hawaii Department
                                 of Budget and Finance, (St.
                                 Francis Medical Centers),
                                 (CGIC), 6.50%, 7/1/22                 110,289
--------------------------------------------------------------------------------
                                                                   $   212,749
--------------------------------------------------------------------------------

Insured-Housing -- 7.7%
--------------------------------------------------------------------------------
Aaa        AAA       $  490      City and County of Honolulu,
                                 HI, Mortgage Revenue Bonds,
                                 (Smith Beretania), (MBIA),
                                 7.80%, 7/1/24                     $   528,700

Aaa        AAA        1,000      Puerto Rico Public
                                 Buildings Authority,
                                 (AMBAC), 5.00%, 7/1/27                972,730
--------------------------------------------------------------------------------
                                                                   $ 1,501,430
--------------------------------------------------------------------------------

Insured-Transportation -- 9.7%
--------------------------------------------------------------------------------
Aaa        AAA       $  500      State of Hawaii Airports
                                 System, (AMT), (FGIC),
                                 7.50%, 7/1/20                     $   548,895

Aaa        AAA          100      State of Hawaii Airports
                                 System, (AMT), (MBIA),
                                 6.90%, 7/1/12                         118,405

Aaa        AAA          245      State of Hawaii Airports
                                 System, (AMT), (MBIA),
                                 7.00%, 7/1/18                         268,738

Aaa        AAA          650      State of Hawaii Harbor
                                 Revenue, (AMT), (FGIC),
                                 6.375%, 7/1/24/(1)/                   700,219

Aaa        AAA          250      State of Hawaii Harbor
                                 Revenue, (AMT), (MBIA),
                                 7.00%, 7/1/17                         271,070
--------------------------------------------------------------------------------
                                                                   $ 1,907,327
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.1%
--------------------------------------------------------------------------------
Baa1       A         $  100      Puerto Rico Highway and
                                 Transportation Authority,
                                 5.50%, 7/1/36                     $   102,245

NR         NR           100      Virgin Islands Public
                                 Finance Authority, 7.25%,
                                 10/1/18                               110,901
--------------------------------------------------------------------------------
                                                                   $   213,146
--------------------------------------------------------------------------------

Transportation -- 5.7%
--------------------------------------------------------------------------------
NR         BBB       $  200      Guam Airport Authority,
                                 (AMT), 6.70%, 10/1/23             $   215,578

Baa3       BBB-         180      Puerto Rico Port Authority,
                                 (American Airlines), (AMT),
                                 6.30%, 6/1/23                         190,751

Aa3        AA           715      State of Hawaii Highway
                                 Revenue, 5.00%, 7/1/12                711,253
--------------------------------------------------------------------------------
                                                                   $ 1,117,582
--------------------------------------------------------------------------------

Water and Sewer -- 3.2%
--------------------------------------------------------------------------------
Aa         AA        $  600      City and County of
                                 Honolulu, HI, Water Supply
                                 System, 5.80%, 7/1/16             $   631,386
--------------------------------------------------------------------------------
                                                                   $   631,386
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $17,950,322)                                  $19,604,933
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1997, 47.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 20.7% of total investments.

/(1)/ Security has been segregated to cover when-issued securities.

/(2)/ When-issued security.

/(3)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(4)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

Kansas Municipals Portfolio  as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security              Value
--------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------
NR         BBB      $     150    Guam Power
                                 Authority Revenue,
                                 6.625%, 10/1/14      $    163,302
--------------------------------------------------------------------
                                                      $    163,302
--------------------------------------------------------------------

General Obligations -- 24.4%
--------------------------------------------------------------------
Aa         NR       $     400    Douglas County, KS,
                                 USD #497, 6.00%,
                                 9/1/15               $    428,092

Aa1        AA             300    Johnson County, KS,
                                 USD #229, 5.00%,
                                 10/1/14                   300,579

Aa1        AA             890    Johnson County, KS,
                                 USD #229, 5.00%,
                                 10/1/16                   885,594

Aa1        AA             500    Johnson County, KS,
                                 USD #512, 5.125%,
                                 10/1/16                   500,180

Aa1        NR             300    Leawood, KS, 5.00%,
                                 9/1/15                    301,074

Baa1       A              500    Puerto Rico
                                 Aqueduct and Sewer
                                 Authority, 5.00%,
                                 7/1/19                    483,185
--------------------------------------------------------------------
                                                      $  2,898,704
--------------------------------------------------------------------

Hospitals -- 2.2%
--------------------------------------------------------------------
A3         NR       $     250    Lawrence, KS,
                                 Hospital Revenue,
                                 (Lawrence Memorial
                                 Hospital), 6.20%,
                                 7/1/19               $    264,355
--------------------------------------------------------------------
                                                      $    264,355
--------------------------------------------------------------------

Housing -- 28.6%
--------------------------------------------------------------------
Aaa        NR       $      70    Kansas City, KS,
                                 Mortgage Revenue,
                                 (AMT), (GNMA),
                                 5.30%, 5/1/07        $     71,000

Aaa        NR              70    Kansas City, KS,
                                 Mortgage Revenue,
                                 (AMT), (GNMA),
                                 5.30%, 11/1/07             71,040

Aaa        NR             160    Kansas City, KS,
                                 Mortgage Revenue,
                                 (AMT), (GNMA),
                                 5.90%, 11/1/27            162,658

NR         AAA            395    Kansas City, KS,
                                 Mortgage Revenue,
                                 (AMT), (GNMA),
                                 7.00%, 12/1/11            418,874

NR         AAA            220    Kansas City, KS,
                                 Multifamily Housing
                                 Revenue, (FHA),
                                 6.70%, 7/1/23             226,292

Aa         NR             100    Kansas Development
                                 Authority, Single
                                 Family Housing,
                                 (FHA), (Martin
                                 Creek), 6.60%,
                                 8/1/34                    104,009

Aaa        A-       $     415    Labette County, KS,
                                 Single Family
                                 Mortgage Revenue,
                                 0.00%, 12/1/14            168,876

Aaa        NR       $     195    Olathe and Labette
                                 County, KS, Single
                                 Family Mortgage
                                 Revenue, (GNMA),
                                 8.10%, 8/1/23        $    218,837

NR         AAA            220    Olathe, KS,
                                 Mortgage Loan
                                 Revenue, (GNMA),
                                 7.60%, 3/1/07             232,826

NR         AAA            250    Olathe, KS,
                                 Multifamily Housing
                                 Revenue, (FNMA),
                                 6.45%, 6/1/19             262,670

NR         AA             250    Puerto Rico Housing
                                 Finance Corp.,
                                 7.50%, 4/1/22             264,180

Aaa        NR             235    Sedgwick and
                                 Shawnee County, KS,
                                 Single Family
                                 Revenue, (GNMA),
                                 7.75%, 11/1/24            272,786

Aaa        NR             455    Sedgwick County,
                                 KS, Single Family
                                 Mortgage Revenue,
                                 (GNMA), 8.00%, 5/1/25     514,396

Aaa        NR              45    Sedgwick County,
                                 KS, Single Family
                                 Mortgage Revenue,
                                 (GNMA), 8.20%, 5/1/14      50,863

NR         AAA            350    Wichita, KS,
                                 Multifamily Housing
                                 Revenue, (Broadmoor
                                 Chelsea Apartments),
                                 (AMT)(FNMA),
                                 5.65%, 7/1/16             356,902
--------------------------------------------------------------------
                                                      $  3,396,209
--------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.2%
--------------------------------------------------------------------
A2         NR       $     100    Puerto Rico
                                 Industrial, Medical
                                 and Environmental
                                 Pollution Control
                                 Facility Finance
                                 Authority,
                                 (American Home
                                 Products), 5.10%,
                                 12/1/18              $     98,207

Baa3       BBB-           150    Puerto Rico Port
                                 Authority,
                                 (American
                                 Airlines), (AMT),
                                 6.30%, 6/1/23             158,960
--------------------------------------------------------------------
                                                      $    257,167
--------------------------------------------------------------------

Insured-Electric Utilities -- 4.2%
--------------------------------------------------------------------
Aaa        AAA      $     345    Burlington, KS,
                                 Pollution Control
                                 Revenue, (Kansas
                                 Gas & Electric
                                 Co.), (MBIA),
                                 7.00%, 6/1/31/(1)/   $    382,267

Aaa        AAA            100    Puerto Rico
                                 Electric Power
                                 Authority, (FSA),
                                 Variable Rate,
                                 7/1/02/(2)/               112,000
--------------------------------------------------------------------
                                                      $    494,267
--------------------------------------------------------------------


                       See notes to financial statements

Kansas Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security              Value
--------------------------------------------------------------------
Insured-General Obligations -- 7.7%
--------------------------------------------------------------------
Aaa        AAA      $     150    Garnett, KS,
                                 Combined Utility
                                 Revenue Bonds,
                                 (MBIA), 6.00%,
                                 10/1/17              $    157,770

Aaa        AAA            200    Kansas City, KS,
                                 Utility Systems
                                 Revenue, (FGIC),
                                 6.375%, 9/1/23            222,214

Aaa        AAA            250    Sedgwick County,
                                 KS, USD #267,
                                 (AMBAC), 6.15%,
                                 11/1/09                   277,055

Aaa        AAA            230    Sedgwick County,
                                 KS, USD #267,
                                 (AMBAC), 6.15%,
                                 11/1/10                   253,396
--------------------------------------------------------------------
                                                      $    910,435
--------------------------------------------------------------------

Insured-Hospitals -- 22.0%
--------------------------------------------------------------------
Aaa        AAA      $   1,000    Kansas State
                                 Development Finance
                                 Authority, Health
                                 Facilities Revenue,
                                 (St. Luke's), (MBIA),
                                 5.375%, 11/15/26     $  1,002,849

Aaa        AAA            500    Kansas State
                                 Development Finance
                                 Authority, Health
                                 Facilities,
                                 (Stormont-Vail)
                                 (MBIA), 5.80%,
                                 11/15/11                  534,065

Aaa        AAA            200    Olathe, KS, Health
                                 Facilities,
                                 (Evangelical
                                 Lutheran Good
                                 Samaritan Society),
                                 (AMBAC), 6.00%,
                                 5/1/19                    211,692

Aaa        AAA            895    Shawnee County, KS,
                                 Health Care
                                 Facilities,
                                 (Menninger
                                 Foundation), (FSA),
                                 5.00%, 8/15/16            867,200
--------------------------------------------------------------------
                                                        $2,615,806
--------------------------------------------------------------------

Insured-Housing -- 3.7%
--------------------------------------------------------------------
Aaa        AAA      $     100    Puerto Rico Housing
                                 Finance Corp.,
                                 (AMBAC), 7.50%,
                                 10/1/11              $    104,585

Aaa        AAA            205    Sedgwick County,
                                 KS, Mortgage Loan
                                 Revenue, (MBIA),
                                 (GNMA), 7.50%,
                                 12/1/09                   216,935

Aaa        AAA            110    Sedgwick County,
                                 KS, Mortgage Loan
                                 Revenue, (MBIA),
                                 (GNMA), 7.50%,
                                 12/1/10                   116,345
--------------------------------------------------------------------
                                                      $    437,865
--------------------------------------------------------------------

Transportation -- 3.6%
--------------------------------------------------------------------
NR         BBB      $     100    Guam Airport
                                 Authority,
                                 6.50%, 10/1/23       $    106,702

NR         BBB            300    Guam Airport
                                 Authority, (AMT),
                                 6.70%, 10/1/23            323,367
--------------------------------------------------------------------
                                                      $    430,069
--------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
   (identified cost $11,264,704)                      $ 11,868,179
--------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1997, 36.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.9% to 17.5% of total investments.


/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 1997

                                                                  Florida Insured          Hawaii               Kansas
                                                                     Portfolio            Portfolio            Portfolio
----------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                                                    $22,448,019         $17,950,322         $11,264,704
   Unrealized appreciation                                              1,840,934           1,654,611             603,475
----------------------------------------------------------------------------------------------------------------------------
Investments at value (Note 1A)                                        $24,288,953         $19,604,933         $11,868,179
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                  $       265         $   107,333         $       566
Receivable for investments sold                                           205,000                  --                  --
Interest receivable                                                       397,841             180,004             194,465
Receivable from Investment Adviser (Note 2)                                27,593              27,059              22,356
Deferred organization expenses (Note 1D)                                    3,846               3,520               3,478
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          $24,923,498         $19,922,849         $12,089,044
----------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $   488,622         $   503,274         $        --
Demand note payable (Note 5)                                              665,000                  --             442,000
Payable for variation margin on open financial futures
   contracts (Note 1E)                                                      7,125               2,625               1,500
Accrued expenses                                                            8,166               5,396               6,753
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $ 1,168,913         $   511,295         $   450,253
----------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio             $23,754,585         $19,411,554         $11,638,791
----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals               $22,041,431         $17,828,574         $11,063,839
Net unrealized appreciation of investments (computed on
   the basis of identified cost)                                        1,713,154           1,582,980             574,952
----------------------------------------------------------------------------------------------------------------------------
Total                                                                 $23,754,585         $19,411,554         $11,638,791
----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended July 31, 1997


                                                                           Florida Insured        Hawaii           Kansas
                                                                             Portfolio          Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-------------------------------------------------------------------------------------------------------------------------------
Interest                                                                     $   674,768       $   486,177       $   342,233
-------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                      $   674,768       $   486,177       $   342,233
-------------------------------------------------------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                              $    21,264       $    12,927       $     9,004
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)                                        102               102               102
Custodian fee (Note 1H)                                                            7,612             4,988             2,930
Legal and accounting services                                                     16,838            16,837            12,821
Bond pricing                                                                       3,502             1,470             3,523
Amortization of organization expenses (Note 1D)                                    1,202             1,099             1,086
Miscellaneous                                                                      6,493             4,900             4,824
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                               $    57,013       $    42,323       $    34,290
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the Investment Adviser (Note 2)     $    27,593       $    27,059       $    22,356
   Preliminary reduction of investment adviser fee (Note 2)                       21,264            12,927             9,004
   Reduction of custodian fee (Note 1H)                                            8,156             2,337             2,930
-------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                     $    57,013       $    42,323       $    34,290
-------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                 $      --         $      --         $      --
-------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                        $   674,768       $   486,177       $   342,233
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                           $   201,129       $    13,184       $    50,554
   Financial futures contracts                                                  (145,778)           13,158             9,476
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                                 $    55,351       $    26,342       $    60,030
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                       $   822,804       $   609,434       $   369,510
   Financial futures contracts                                                  (119,036)          (92,052)          (34,312)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments          $   703,768       $   517,382       $   335,198
-------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                              $   759,119       $   543,724       $   395,228
-------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                   $ 1,433,887       $ 1,029,901       $   737,461
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 1997

                                                                    Florida Insured         Hawaii           Kansas
Increase (Decrease) in Net Assets                                      Portfolio           Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                             $    674,768       $    486,177      $    342,233
   Net realized gain on investments                                        55,351             26,342            60,030
   Net change in unrealized appreciation (depreciation)
      of investments                                                      703,768            517,382           335,198
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $  1,433,887       $  1,029,901      $    737,461
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                     $  2,201,073       $  3,763,737      $    702,792
   Withdrawals                                                         (4,084,234)        (1,396,009)       (1,537,182)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions      $ (1,883,161)      $  2,367,728      $   (834,390)
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                $   (449,274)      $  3,397,629      $    (96,929)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                                               $ 24,203,859       $ 16,013,925      $ 11,735,720
-------------------------------------------------------------------------------------------------------------------------
At end of period                                                     $ 23,754,585       $ 19,411,554      $ 11,638,791
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1997


                                                                    Florida Insured          Hawaii             Kansas
Increase (Decrease) in Net Assets                                      Portfolio           Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                             $  1,329,075        $    924,536        $    696,638
   Net realized gain (loss) on investments                                (66,180)            (88,245)            116,773
   Net change in unrealized appreciation (depreciation)
      of investments                                                     (666,127)           (289,897)           (398,583)
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $    596,768        $    546,394        $    414,828
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                     $  7,574,982        $  2,082,938        $  2,234,921
   Withdrawals                                                         (5,383,691)         (2,193,484)         (2,522,670)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions      $  2,191,291        $   (110,546)       $   (287,749)
----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                           $  2,788,059        $    435,848        $    127,079
----------------------------------------------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                 $ 21,415,800        $ 15,578,077        $ 11,608,641
----------------------------------------------------------------------------------------------------------------------------
At end of year                                                       $ 24,203,859        $ 16,013,925        $ 11,735,720
----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                          Florida Insured Portfolio                    Hawaii Portfolio
                                                    ------------------------------------    --------------------------------------
                                                    Six Months                              Six Months
                                                    Ended                                   Ended
                                                    July 31,     Year Ended January 31,     July 31,      Year Ended January 31,
                                                    1997         -----------------------    1997          ------------------------
                                                    (Unaudited)  1997     1996     1995*    (Unaudited)   1997     1996    1995*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets: ++
----------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                           0.07%+   0.09%    0.07%     0.01%+      0.03%+    0.04%    0.06%    0.06%+
Net expenses, after custodian fee reduction             0.00%+   0.02%    0.00%        --       0.00%+    0.00%    0.00%       --
Net investment income                                   5.77%+   5.76%    5.82%     5.73%+      5.87%+    5.96%    6.01%    6.03%+
Portfolio Turnover                                         11%     36%      32%       33%           6%      21%      19%      66%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $ 23,755 $24,204  $21,416   $14,400      $19,412  $16,014  $15,578  $12,865
----------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                           0.49%+   0.39%    0.39%     0.41%+      0.51%+    0.43%    0.41%    0.38%+
Expenses after custodian fee reduction                  0.42%+   0.32%    0.32%        --       0.48%+    0.39%    0.35%       --
Net investment income                                   5.35%+   5.46%    5.50%     5.33%+      5.38%+    5.57%    5.66%    5.70%+
----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the periods ended on and after, January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio to increase its expense ratios by the effect of any offset arrangements with service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                      Kansas Portfolio
                                                        ------------------------------------------------------
                                                        Six Months
                                                        Ended                  Year Ended January 31,
                                                        July 31, 1997  ---------------------------------------
                                                        (Unaudited)       1997         1996         1995*
--------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets++:
--------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                              0.05%+          0.08%        0.09%         0.01%+
Net expenses, after custodian fee reduction                0.00%+          0.00%        0.00%           --
Net investment income                                      5.92%+          5.91%        5.93%         5.68%+
Portfolio Turnover                                            5%             49%          21%           12%
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)               $ 11,639        $ 11,736     $ 11,609      $  8,306
--------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                              0.59%+          0.48%        0.50%         0.43%+
Expenses after custodian fee reduction                     0.54%+          0.40%        0.41%           --
Net investment income                                      5.38%+          5.51%        5.52%         5.26%+
--------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the periods ended on and after January 31, 1996, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio to increase its expense ratios by the effect of any offset arrangements with service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolio as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EV Municipals Portfolio as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

  I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis.

  K Interim Financial Information -- The interim financial statements relating to July 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
  -----------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 1997, each Portfolio incurred advisory fees as follows:

  Portfolio                                          Amount      Effective Rate*
  ------------------------------------------------------------------------------
  Florida Insured                                   $21,264                0.18%

  Hawaii                                             12,927                0.16%

  Kansas                                              9,004                0.16%

  *As a percentage of average daily net assets (annualized).

  To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a preliminary reduction of its fee in the amount of $21,264, $12,927, and $9,004, respectively, and $27,593, $27,059, and $22,356, respectively, of expenses related to the operation of the Portfolios were allocated, on a preliminary basis, to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

  Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1997, no significant amounts have been deferred.

EV Municipals Portfolio as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended
  July 31, 1997 were as follows:

  Florida Insured Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                           $2,643,655
  Sales                                                                4,255,871

  Hawaii Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                           $4,127,395
  Sales                                                                  996,178

  Kansas Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                           $  723,272
  Sales                                                                  582,901


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1997, as computed on a federal income tax basis, are as follows:

  Florida Insured Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                     $22,448,019
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                      $ 1,840,934
  Gross unrealized depreciation                                                -
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                        $ 1,840,934
  ------------------------------------------------------------------------------

  Hawaii Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                     $17,950,322
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                      $ 1,656,339
  Gross unrealized depreciation                                            1,728

  Net unrealized appreciation                                        $ 1,654,611
  ------------------------------------------------------------------------------

  Kansas Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                     $11,264,704
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                      $   603,475

  Gross unrealized depreciation                                                -
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                        $   603,475
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1997, the Florida Insured Portfolio and the Kansas Portfolio had balances outstanding pursuant to this line of credit of $665,000 and $442,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 1997.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at July 31, 1997, is as follows:

                Futures
                Contracts
                Expiration                                        Net Unrealized
  Portfolio     Date             Contracts             Position     Depreciation
  ------------------------------------------------------------------------------
  Florida
  Insured       9/97             19 US Treasury Bond      Short         $127,780
  ------------------------------------------------------------------------------
  Hawaii        9/97             10 US Treasury Bond      Short         $ 71,631
  ------------------------------------------------------------------------------
  Kansas        9/97              4 US Treasury Bond      Short         $ 28,523
  ------------------------------------------------------------------------------

  At July 31,1997 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EV Traditional Municipals Funds as of July 31, 1997

INVESTMENT MANAGEMENT


EV Traditional Municipals Funds
                      Officers                             Independent Trustees

                      Thomas J. Fetter                     Donald R. Dwight
                      President                            President, Dwight Partners, Inc.
                                                           Chairman, Newspaper of New England, Inc.
                      James B. Hawkes
                      Vice President and Trustee           Samuel L. Hayes, III
                                                           Jacob H. Schiff Professor of Investment
                      Robert B. MacIntosh                  Banking, Harvard University Graduate School of
                      Vice President                       Business Administration

                      James L. O'Connor                    Norton H. Reamer
                      Treasurer                            President and Director, United Asset
                                                           Management Corporation
                      Alan R. Dynner
                      Secretary                            John L. Thorndike
                                                           Formerly Director, Fiduciary Company Incorporated

                                                           Jack L. Treynor
                                                           Investment Adviser and Consultant


EV Municipals Portfolios

                      Officers                             Independent Trustees

                      Thomas J. Fetter                     Donald R. Dwight
                      President of the Florida             President, Dwight Partners, Inc.
                      Insured, Hawaii and Kansas           Chairman, Newspaper of New England, Inc.
                      Municipals Portfolio and
                      Portfolio Manager of Florida         Samuel L. Hayes, III
                      Insured Municipals Portfolio         Jacob H. Schiff Professor of Investment
                                                           Banking, Harvard University Graduate School of
                      James B. Hawkes                      Business Administration
                      Vice President and Trustee
                                                           Norton H. Reamer
                      Robert B. MacIntosh                  President and Director, United Asset
                      Vice President of Florida            Management Corporation
                      Insured, Hawaii and Kansas
                      Municipals Portfolios and            John L. Thorndike
                      Portfolio Manager of Hawaii          Formerly Director, Fiduciary Company Incorporated
                      Municipals Portfolio
                                                           Jack L. Treynor
                      Nicole Anderes                       Investment Adviser and Consultant
                      Vice President and Portfolio
                      Manager of Kansas
                      Municipals Portfolio

                      James L. O'Connor
                      Treasurer

                      Alan R. Dynner
                      Secretary

                      This Page Intentionally Left Blank

Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






EV Municipals Trust II
24 Federal Street
Boston, MA 02110




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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                   T-3CSRC-10/97